Acquisition and disposal of subsidiaries in Russia - Disposals (Details) ₽ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 12, 2022 RUB (₽)	Aug. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)
Disposal of subsidiaries in Russia
Loss on sale of business | $			$ (4,969)
Goodwill resulted from the acquisitions written-off as a result of the sale | $			$ 0
Nexters Studio LLC
Disposal of subsidiaries in Russia
Percentage of ownership interest sold	100.00%
Consideration for sale of ownership interest	₽ 200
Nexters Online LLC
Disposal of subsidiaries in Russia
Consideration for sale of ownership interest	(100)
Lightmap LLC
Disposal of subsidiaries in Russia
Consideration for sale of ownership interest	₽ 100
Loss on sale of business | $		$ 4,969
Game Positive LLC
Disposal of subsidiaries in Russia
Percentage of ownership interest sold	(70.00%)
Consideration for sale of ownership interest	₽ 100